PARENT COMPANY FINANCIAL INFORMATION - P&L (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Profit (loss) from operating activities	$ (38,174)	$ 12,507	$ 40,327
Finance income (cost)	(165,098)	(100,999)	(82,428)
Profit (loss) before tax	(203,272)	(88,492)	(42,101)
Income tax expense	92,305	4,459	4,779
PROFIT/(LOSS) FOR THE YEAR	(295,577)	(92,951)	(46,880)
Condensed Statement of Comprehensive Income [Table]
Translation differences	(355,152)	(321,248)
Atento Luxco 1, S.A. [member]
Disclosure of analysis of other comprehensive income by item [line items]
Profit (loss) from operating activities	(1,140)	(612)	(656)
Finance income (cost)	(429)	(508)	878
Profit (loss) before tax	(1,569)	(1,120)	222
Income tax expense	0	0	0
PROFIT/(LOSS) FOR THE YEAR	(1,569)	(1,120)	222
Condensed Statement of Comprehensive Income [Table]
Translation differences	32,143	(21,340)	42,931
Subsidiaries [member]
Disclosure of analysis of other comprehensive income by item [line items]
PROFIT/(LOSS) FOR THE YEAR	$ (294,007)	$ (91,831)	$ (47,102)